Offerings - Offering: 1	Sep. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.025
Maximum Aggregate Offering Price	$ 1,537,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 212.33
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. (2) The Amount Registered represents 1,500,000 common shares, with $.0001 par value (the "Common Shares"), of Phio Pharmaceuticals Corp. (the "Registrant") available for issuance under the Phio Pharmaceuticals Corp. amended and restated 2020 Long Term Incentive Plan ( as amended, the "Plan"), which Plan was approved by the Registrant's shareholders at the Registrant's 2026 Annual Meeting of Shareholders on September 28, 2026. (3) The proposed Maximum Aggregate Offering Price is estimated in accordance with Rule 457(c) and (h) of the Securities Act, solely for purpose of calculating the amount of the registration fee, based on the average of the high and low sales price of $1.025, per Common Share as reported quoted on The Nasdaq Capital Market on September 21, 2026, which date is a date within five business days of the filing of this registration statement.